DEBT - Total interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Cash interest expense	$ 10,903	$ 6,587
Payment in kind interest, net	9,036	14,582
LOC commitment charges	152	153
Amortization of debt issuance costs	6,563	2,361
Total	26,654	23,683
Paid in kind amendment fee	1,754
Capitalized software
Debt Instrument [Line Items]
Paid in kind amendment fee	$ 623	$ 358